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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-08355
                                   -----------------------------------


                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     6200 The Corners Parkway         Norcross, Georgia             30092
--------------------------------------------------------------------------------
           (Address of principal executive offices)               (Zip code)


                                Jill W. Maggiore


Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (770) 449-7800
                                                     ----------------------

Date of fiscal year end:       December 31, 2005
                          --------------------------------------------

Date of reporting period:      June 30, 2005
                          --------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS
================================================================================

Dear Wells Shareholder:

We are pleased to provide you with the 2005 Semi-Annual Report for the Wells S&P REIT Index Fund. We hope that you are continuing to see the value of having real estate as an important component of a diversified and well-balanced investment portfolio.

While some have predicted a slowdown in the real estate investment trust (REIT) market, so far those predictions have not come true. Industry analysts and observers continue to note that REITs have outperformed most stock market indices for five years in a row.

Although it's difficult to predict the market's direction and performance results may vary, looking ahead, we remain very optimistic about the investment opportunities offered by REITs. Low interest rates continue to attract investors to REITs, as do improving fundamentals such as lower vacancies, higher rents, and rising property values. These factors allowed REITs as an industry to outperform the S&P 500 Stock Index - a broad indicator of the overall stock market - for the first half of 2005.

Below is a breakdown of average annual comparative returns for the periods ended June 30, 2005.

                                             Average Annual Returns
                                   ----------------------------------------
                                                                Since Fund
                                     1-Year   3-Year    5-Year  Inception1
     ----------------------------------------------------------------------
    S&P REIT Composite Index         32.39%    20.48%    21.01%    11.81%
    Wells S&P REIT Index Fund2       30.61%    18.94%    19.32%    10.30%
    S&P 500 Composite Index           6.32%     8.28%    -2.37%     3.31%
    Dow Jones Industrial Average      0.65%     5.90%     1.70%     4.51%

If you have questions about your investment in the Wells S&P REIT Index Fund, please call our Mutual Fund Shareholder Services Department at 800-282-1581 or visit us online at www.wellsref.com.

Thank you for your continued participation as a Wells investor.

Sincerely,

/s/ Leo F. Wells, III

Leo F. Wells III
President

1    Inception of Wells S&P REIT Index Fund was March 2, 1998.
2 An investor cannot invest directly in an index. Performance of the Wells S&P REIT Index Fund is for Class "A" shares and excludes the impact of sales loads and taxes; if these were included, returns would be less than those shown. The maximum sales load for Class "A" shares is 4% of the public offering price. The returns of other classes of shares of the Fund will differ from those of Class "A" shares due to differences in sales loads and expenses. The performance data quoted represents past performance, and the fund's current performance will differ. Performance data as of the most recent month-end is available at www.wellsref.com. Past performance does not ensure future results. Returns are not guaranteed and will fluctuate. Be advised that investments in real estate and in REITs have various risks, including possible lack of liquidity and devaluation based on adverse economic and regulatory changes. Additionally, investments in REITs will fluctuate with the value of the underlying properties, and the price of your Fund shares, when redeemed, may be less than your original cost. Recipients of this material should not place undue reliance on forward-looking statements.

WELLS S&P REIT INDEX FUND
ASSET ALLOCATION
JUNE 30, 2005 (UNAUDITED)
================================================================================


                                         Apartment/Residential - 17.1%
                                         Diversified - 9.5%
                                         Health Care - 4.3%
                                         Hotel - 2.7%
                                         Industrial/Office - 28.5%
        [GRAPHIC OMITTED]                Mortgage - 1.0%
                                         Retail Centers - 27.8%
                                         Self Storage - 3.9%
                                         Specialty - 4.6%
                                         Cash Equivalents - 0.6%



WELLS S&P REIT INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2005 (UNAUDITED)
================================================================================

                                                                % OF
                                                             NET ASSETS
                                                             ----------

              Simon Property Group, Inc.                        6.0%
              Equity Office Properties Trust                    5.1%
              Equity Residential Properties Trust               4.0%
              General Growth Properties, Inc.                   3.7%
              Vornado Realty Trust                              3.6%
              Archstone-Smith Trust                             2.9%
              ProLogis Trust                                    2.8%
              Public Storage, Inc.                              2.8%
              Boston Properties, Inc.                           2.7%
              Plum Creek Timber Co., Inc.                       2.5%

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
  At acquisition cost .......................................... $ 254,608,325
                                                                 =============
  At market value (Note 1) ..................................... $ 340,944,845
Dividends receivable ...........................................     1,385,063
Receivable for capital shares sold .............................       785,192
Other assets ...................................................       102,047
                                                                 -------------
  TOTAL ASSETS .................................................   343,217,147
                                                                 -------------
LIABILITIES
Dividends payable ..............................................       666,280
Payable for capital shares redeemed ............................       632,199
Payable to Adviser (Note 3) ....................................       210,095
Payable to affiliate (Note 3) ..................................        67,300
Other accrued expenses and liabilities .........................       202,711
                                                                 -------------
  TOTAL LIABILITIES ............................................     1,778,585
                                                                 -------------

NET ASSETS ..................................................... $ 341,438,562
                                                                 =============
NET ASSETS CONSIST OF:
Paid-in capital ................................................ $ 248,335,321
Undistributed net investment income ............................        14,513
Accumulated net realized gains from security transactions ......     6,752,208
Net unrealized appreciation on investments .....................    86,336,520
                                                                 -------------
Net assets ..................................................... $ 341,438,562
                                                                 =============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ........................ $ 213,480,987
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ..........................    17,202,932
                                                                 =============
Net asset value and redemption price per share (Note 1) ........ $       12.41
                                                                 =============
Maximum offering price per share (Note 1) ...................... $       12.93
                                                                 =============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ........................ $  54,473,275
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ..........................     4,323,010
                                                                 =============
Net asset value and offering price per share(a) (Note 1) ....... $       12.60
                                                                 =============

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ........................ $  72,809,254
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ..........................     5,800,218
                                                                 =============
Net asset value and offering price per share(a) (Note 1) ....... $       12.55
                                                                 =============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ........................ $     675,046
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ..........................        54,389
                                                                 =============
Net asset value, offering price and redemption price per
  share (Note 1) ............................................... $       12.41
                                                                 =============

(a)  Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends .................................................... $   7,587,567
                                                                 -------------
EXPENSES
  Investment advisory fees (Note 3) ............................       788,472
  Distribution expenses, Class A (Note 3) ......................       247,298
  Distribution expenses, Class B (Note 3) ......................       213,624
  Distribution expenses, Class C (Note 3) ......................       284,504
  Transfer agent fees, Class A (Note 3) ........................       106,520
  Transfer agent fees, Class B (Note 3) ........................        29,277
  Transfer agent fees, Class C (Note 3) ........................        37,343
  Transfer agent fees, Class R (Note 3) ........................         6,000
  Transfer agent fees, Class I (Note 3) ........................         9,000
  Administrative services fees (Note 3) ........................       169,497
  Trustees fees ................................................        98,500
  Custodian fees ...............................................        67,083
  Postage and supplies expense .................................        71,884
  Professional fees ............................................        55,184
  Registration fees, Common ....................................        12,525
  Registration fees, Class A ...................................        14,904
  Registration fees, Class B ...................................         5,175
  Registration fees, Class C ...................................         6,665
  Registration fees, Class R ...................................         7,794
  Registration fees, Class I ...................................         1,000
  Accounting services fees (Note 3) ............................        46,723
  Reports to shareholders ......................................        26,848
  Insurance expense ............................................        12,013
  Interest expense (Note 5) ....................................         7,776
  Other expenses ...............................................        42,698
                                                                 -------------
    TOTAL EXPENSES .............................................     2,368,307
    Fees waived by the Adviser (Note 3) ........................      (219,236)
    Class A expenses waived/reimbursed by the Adviser (Note 3) .      (121,000)
    Class R expenses waived/reimbursed by the Adviser (Note 3) .       (13,572)
    Class I expenses waived/reimbursed by the Adviser (Note 3) .       (10,000)
                                                                 -------------
    NET EXPENSES ...............................................     2,004,499
                                                                 -------------

NET INVESTMENT INCOME ..........................................     5,583,068
                                                                 -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ................     9,169,210
  Net change in unrealized appreciation/depreciation on
    investments ................................................     2,398,540
                                                                 -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............    11,567,750
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................... $  17,150,818
                                                                 =============


See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                              SIX MONTHS
                                                                 ENDED           YEAR ENDED
                                                             JUNE 30, 2005      DECEMBER 31,
                                                              (UNAUDITED)         2004(a)
----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..................................   $   5,583,068    $   7,075,632
  Net realized gains from security transactions ..........       9,169,210       24,658,935
  Net change in unrealized appreciation/depreciation on
    investments ..........................................       2,398,540       39,535,640
                                                             -------------    -------------
Increase in net assets from operations ...................      17,150,818       71,270,207
                                                             -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A ..........      (3,778,806)      (5,080,419)
  Dividends from net investment income, Class B ..........        (762,560)        (854,771)
  Dividends from net investment income, Class C ..........      (1,014,734)      (1,131,812)
  Dividends from net investment income, Class R ..........            (680)            (800)
  Dividends from net investment income, Class I ..........         (11,775)          (7,830)
  Distributions from net realized gains, Class A .........            --        (16,450,501)
  Distributions from net realized gains, Class B .........            --         (3,936,404)
  Distributions from net realized gains, Class C .........            --         (5,254,350)
  Distributions from net realized gains, Class R .........            --             (4,558)
  Distributions from net realized gains, Class I .........            --            (45,095)
  Return of capital, Class A .............................            --         (1,251,611)
  Return of capital, Class B .............................            --           (270,394)
  Return of capital, Class C .............................            --           (351,976)
  Return of capital, Class R .............................            --               (156)
  Return of capital, Class I .............................            --               (674)
                                                             -------------    -------------
Decrease in net assets from distributions to shareholders       (5,568,555)     (34,641,351)
                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
  Proceeds from shares sold ..............................      26,180,777      119,152,475
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................       2,956,405       18,854,209
  Payments for shares redeemed ...........................     (35,605,144)    (118,535,388)
                                                             -------------    -------------
Net increase (decrease) in net assets from Class A share
  transactions ...........................................      (6,467,962)      19,471,296
                                                             -------------    -------------

CLASS B
  Proceeds from shares sold ..............................       4,046,880       14,407,104
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................         599,443        4,101,189
  Payments for shares redeemed ...........................      (3,780,573)      (4,686,670)
                                                             -------------    -------------
Net increase in net assets from Class B share transactions         865,750       13,821,623
                                                             -------------    -------------

CLASS C
  Proceeds from shares sold ..............................       8,711,998       26,129,723
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................         788,740        5,569,280
  Payments for shares redeemed ...........................      (8,195,564)      (9,252,442)
                                                             -------------    -------------
Net increase in net assets from Class C share transactions       1,305,174       22,446,561
                                                             -------------    -------------


WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=============================================================================================
                                                              SIX MONTHS
                                                                 ENDED           YEAR ENDED
                                                             JUNE 30, 2005      DECEMBER 31,
                                                              (UNAUDITED)         2004(a)
----------------------------------------------------------------------------------------------
CLASS R
  Proceeds from shares sold ..............................   $      30,824    $      48,302
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................             680            5,514
  Payments for shares redeemed ...........................         (84,919)            --
                                                             -------------    -------------
Net increase (decrease) in net assets from Class R share
  transactions ...........................................         (53,415)          53,816
                                                             -------------    -------------

CLASS I
  Proceeds from shares sold ..............................         233,592          463,188
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................          11,145           50,482
  Payments for shares redeemed ...........................        (189,653)         (12,493)
                                                             -------------    -------------
Net increase in net assets from Class I share transactions          55,084          501,177
                                                             -------------    -------------

TOTAL INCREASE IN NET ASSETS .............................       7,286,894       92,923,329

NET ASSETS
   Beginning of period ...................................     334,151,668      241,228,339
                                                             -------------    -------------
   End of period .........................................   $ 341,438,562    $ 334,151,668
                                                             =============    =============

Undistributed net investment income ......................   $      14,513    $        --
                                                             =============    =============

(a) Except for Class R shares, which represents the period from the initial public offering (January 27, 2004) through December 31, 2004.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================================
                                                 SIX MONTHS        YEAR        YEAR         YEAR          YEAR         YEAR
                                                    ENDED         ENDED       ENDED         ENDED        ENDED         ENDED
                                                JUNE 30, 2005    DEC. 31,    DEC. 31,      DEC. 31,     DEC. 31,      DEC. 31,
                                                 (UNAUDITED)       2004        2003          2002         2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $   11.97     $   10.31    $    8.00    $    9.00    $    8.14     $    6.80
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Income (loss) from investment operations:
  Net investment income ........................       0.22          0.31         0.28         0.34         0.37          0.37
  Net realized and unrealized gains
   (losses) on investments .....................       0.44          2.73         2.45        (0.07)        0.63          1.45
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Total from investment operations ...............       0.66          3.04         2.73         0.27         1.00          1.82
                                                  ---------     ---------    ---------    ---------    ---------     ---------

Less distributions:
  Dividends from net investment income .........      (0.22)        (0.31)       (0.28)       (0.34)       (0.37)        (0.37)
  Distributions from net realized gains ........       --           (0.99)       (0.28)       (0.18)        --            --
  Return of capital ............................       --           (0.08)       (0.12)       (0.12)       (0.14)        (0.11)
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Total distributions ............................      (0.22)        (1.38)       (0.68)       (0.64)       (0.51)        (0.48)
                                                  ---------     ---------    ---------    ---------    ---------     ---------

Net asset value at end of period ...............  $   12.41     $   11.97    $   10.31    $    8.26    $    8.63     $    8.14
                                                  =========     =========    =========    =========    =========     =========

Total return(a) ................................       5.63%(c)     30.13%       33.88%        2.97%       12.63%        27.56%
                                                  =========     =========    =========    =========    =========     =========

Net assets at end of period (000's) ............  $ 213,481     $ 212,993    $ 170,443    $  93,545    $  74,470     $  46,759
                                                  =========     =========    =========    =========    =========     =========

Ratio of net expenses to average net assets(b) .       0.99%(d)      0.99%        0.99%        0.99%        0.99%         0.98%

Ratio of net investment income
  to average net assets ........................       3.82%(d)      2.86%        3.19%        3.96%        4.61%         5.43%

Portfolio turnover rate ........................         15%(d)        26%          13%          10%           5%            9%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b)  Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of  expenses to average  net assets would have been 1.25%(d),1.30%, 1.34%, 1.38%, 1.26% and 1.44% for the periods ended June 30, 2005, December 31, 2004, 2003, 2002,
     2001 and 2000, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

                                                                                                                               7


WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================================
                                                 SIX MONTHS        YEAR        YEAR         YEAR          YEAR         YEAR
                                                    ENDED         ENDED       ENDED         ENDED        ENDED         ENDED
                                                JUNE 30, 2005    DEC. 31,    DEC. 31,      DEC. 31,     DEC. 31,      DEC. 31,
                                                 (UNAUDITED)       2004        2003          2002         2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $   12.15     $   10.46    $    8.37    $    8.75    $    8.24     $    6.88
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Income (loss) from investment operations:
  Net investment income ........................       0.18          0.23         0.22         0.27         0.30          0.32
  Net realized and unrealized gains
   (losses) on investments .....................       0.45          2.76         2.48        (0.07)        0.66          1.46
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Total from investment operations ...............       0.63          2.99         2.70         0.20         0.96          1.78
                                                  ---------     ---------    ---------    ---------    ---------     ---------

Less distributions:
  Dividends from net investment income .........      (0.18)        (0.23)       (0.22)       (0.27)       (0.30)        (0.32)
  Distributions from net realized gains ........       --           (0.99)       (0.28)       (0.18)        --            --
  Return of capital ............................       --           (0.08)       (0.11)       (0.13)       (0.15)        (0.10)
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Total distributions ............................      (0.18)        (1.30)       (0.61)       (0.58)       (0.45)        (0.42)
                                                  ---------     ---------    ---------    ---------    ---------     ---------

Net asset value at end of period ...............  $   12.60     $   12.15    $   10.46    $    8.37    $    8.75     $    8.24
                                                  =========     =========    =========    =========    =========     =========

Total return(a) ................................       5.25%(c)     29.12%       32.98%        2.13%       11.88%        26.48%
                                                  =========     =========    =========    =========    =========     =========

Net assets at end of period (000's) ............  $  54,473     $  51,588    $  31,854    $  18,880    $  12,708     $   6,718
                                                  =========     =========    =========    =========    =========     =========

Ratio of net expenses to average net assets(b) .       1.74%(d)      1.74%        1.74%        1.74%        1.74%         1.69%

Ratio of net investment income to
  average net assets ...........................       3.07%(d)      2.11%        2.44%        3.21%        3.86%         4.72%

Portfolio turnover rate ........................         15%(d)        26%          13%          10%           5%            9%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b)  Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net  assets  would have  been 1.88%(d),  1.94%,  1.96%, 1.99%, 2.01% and 2.26% for the periods  ended  June 30, 2005, December 31, 2004, 2003,
     2002, 2001 and 2000, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================================================================
                                                 SIX MONTHS        YEAR        YEAR         YEAR          YEAR         YEAR
                                                    ENDED         ENDED       ENDED         ENDED        ENDED         ENDED
                                                JUNE 30, 2005    DEC. 31,    DEC. 31,      DEC. 31,     DEC. 31,      DEC. 31,
                                                 (UNAUDITED)       2004        2003          2002         2001          2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $   12.10     $   10.43    $    8.35    $    8.72    $    8.22     $    6.86
                                                  ---------     ---------    ---------    ---------    ---------     ---------

Income (loss) from investment operations:
  Net investment income ........................       0.18          0.23         0.22         0.27         0.30          0.32
  Net realized and unrealized gains
   (losses) on investments .....................       0.45          2.74         2.47        (0.06)        0.65          1.46
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Total from investment operations ...............       0.63          2.97         2.69         0.21         0.95          1.78
                                                  ---------     ---------    ---------    ---------    ---------     ---------

Less distributions:
  Dividends from net investment income .........      (0.18)        (0.23)       (0.22)       (0.27)       (0.30)        (0.32)
  Distributions from net realized gains ........       --           (0.99)       (0.28)       (0.18)        --            --
  Return of capital ............................       --           (0.08)       (0.11)       (0.13)       (0.15)        (0.10)
                                                  ---------     ---------    ---------    ---------    ---------     ---------
Total distributions ............................      (0.18)        (1.30)       (0.61)       (0.58)       (0.45)        (0.42)
                                                  ---------     ---------    ---------    ---------    ---------     ---------

Net asset value at end of period ...............  $   12.55     $   12.10    $   10.43    $    8.35    $    8.72     $    8.22
                                                  =========     =========    =========    =========    =========     =========

Total return(a) ................................       5.28%(c)     29.01%       32.94%        2.25%       11.78%        26.63%
                                                  =========     =========    =========    =========    =========     =========

Net assets at end of period (000's) ............  $  72,809     $  68,912    $  38,861    $  19,350    $   9,339     $   4,121
                                                  =========     =========    =========    =========    =========     =========

Ratio of net expenses to average net assets(b) .       1.74%(d)      1.74%        1.74%        1.74%        1.74%         1.68%

Ratio of net investment income
  to average net assets ........................       3.07%(d)      2.11%        2.44%        3.21%        3.86%         4.73%

Portfolio turnover rate ........................         15%(d)        26%          13%          10%           5%            9%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b)  Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average  net assets  would have  been  1.88%(d),  1.94%, 1.96%, 1.99%, 2.01% and 2.29% for  the periods ended  June 30, 2005, December 31, 2004, 2003,
     2002, 2001 and 2000, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS I
FINANCIAL HIGHLIGHTS
====================================================================================================
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================
                                                      SIX MONTHS        YEAR         PERIOD
                                                         ENDED          ENDED         ENDED
                                                     JUNE 30, 2005    DECEMBER 31,  DECEMBER 31,
                                                      (UNAUDITED)        2004         2003(a)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.97     $    10.31     $     9.39
                                                       ----------     ----------     ----------

Income from investment operations:
  Net investment income ............................         0.24           0.29           0.13
  Net realized and unrealized gains on investments .         0.44           2.77           1.25
                                                       ----------     ----------     ----------
Total from investment operations ...................         0.68           3.06           1.38
                                                       ----------     ----------     ----------

Less distributions:
  Dividends from net investment income .............        (0.24)         (0.29)         (0.13)
  Distributions from net realized gains ............         --            (0.99)         (0.28)
  Return of capital ................................         --            (0.12)         (0.05)
                                                       ----------     ----------     ----------
Total distributions ................................        (0.24)         (1.40)         (0.46)
                                                       ----------     ----------     ----------

Net asset value at end of period ...................   $    12.41     $    11.97     $    10.31
                                                       ==========     ==========     ==========

Total return .......................................         5.77%(c)      30.44%         14.78%(c)
                                                       ==========     ==========     ==========

Net assets at end of period (000's) ................   $      675     $      598     $       69
                                                       ==========     ==========     ==========

Ratio of net expenses to average net assets(b) .....         0.74%(d)       0.74%          0.74%(d)

Ratio of net investment income to average net assets         4.07%(d)       3.11%          3.44%(d)

Portfolio turnover rate ............................           15%(d)         26%            13%(d)

(a) Represents the period from the initial public offering of Class I shares (August 25, 2003) through December 31, 2003.
(b) Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 4.39%(d), 9.41% and 27.09%(d) for the periods ended June 30, 2005, December 31, 2004 and 2003, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
===========================================================================================
COMMON STOCKS -- 99.4%                                           SHARES           VALUE
-------------------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL -- 17.1%
American Land Lease, Inc. ................................           8,450    $     185,140
AMLI Residential Properties Trust ........................          33,030        1,032,518
Apartment Investment & Management Co. - Class A ..........         122,720        5,021,702
Archstone-Smith Trust ....................................         256,096        9,890,428
Associated Estates Realty Corp. ..........................          24,120          222,628
Avalonbay Communities, Inc. ..............................          93,914        7,588,251
BRE Properties, Inc. - Class A ...........................          65,470        2,739,919
Camden Property Trust ....................................          63,495        3,412,856
Equity Residential Properties Trust ......................         369,140       13,591,735
Essex Property Trust, Inc. ...............................          29,700        2,466,882
Gables Residential Trust .................................          37,680        1,628,906
Home Properties of New York, Inc. ........................          40,570        1,745,321
Mid-America Apartment Communities, Inc. ..................          27,520        1,249,958
Post Properties, Inc. ....................................          51,340        1,853,887
Sun Communities, Inc. ....................................          23,610          878,056
Town & Country Trust .....................................          21,490          612,680
United Dominion Realty Trust, Inc. .......................         176,370        4,241,699
                                                                              -------------
                                                                                 58,362,566
                                                                              -------------
DIVERSIFIED -- 9.5%
Colonial Properties Trust ................................          50,891        2,239,204
Correctional Properties Trust ............................          14,160          400,728
Cousins Properties, Inc. .................................          57,670        1,705,879
Crescent Real Estate Equities Co. ........................         113,180        2,122,125
Equity Lifestyle Properties, Inc. ........................          27,000        1,073,520
iStar Financial, Inc. ....................................         144,880        6,025,559
Lexington Corporate Properties Trust .....................          63,300        1,538,823
Pennsylvania Real Estate Investment Trust ................          46,990        2,232,025
Trustreet Properties, Inc. ...............................          74,570        1,238,608
Vornado Realty Trust .....................................         152,010       12,221,604
Washington Real Estate Investment Trust ..................          54,120        1,688,544
                                                                              -------------
                                                                                 32,486,619
                                                                              -------------
HEALTH CARE -- 4.3%
Health Care Property Investors, Inc. .....................         172,996        4,677,812
Healthcare Realty Trust, Inc. ............................          61,413        2,371,156
Health Care REIT, Inc. ...................................          68,880        2,596,087
National Health Investors, Inc. ..........................          32,780          920,135
Nationwide Health Properties, Inc. .......................          86,420        2,040,376
Senior Housing Properties Trust ..........................          82,090        1,552,322
Universal Health Realty Income Trust .....................          15,144          577,138
                                                                              -------------
                                                                                 14,735,026
                                                                              -------------
HOTEL -- 2.7%
Equity Inns, Inc. ........................................          69,510          924,483
FelCor Lodging Trust, Inc. ...............................          71,250        1,031,700
Hospitality Properties Trust .............................          86,810        3,825,717
Innkeepers USA Trust .....................................          55,090          823,045


                                                                                         11

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===========================================================================================
COMMON STOCKS -- 99.4% (CONTINUED)                               SHARES           VALUE
-------------------------------------------------------------------------------------------
HOTEL -- 2.7% (CONTINUED)
LaSalle Hotel Properties .................................          38,590    $   1,266,138
MeriStar Hospitality Corp. ...............................         112,610          968,446
Winston Hotels, Inc. .....................................          34,150          384,529
                                                                              -------------
                                                                                  9,224,058
                                                                              -------------
INDUSTRIAL/OFFICE -- 28.5%
Alexandria Real Estate Equities, Inc. ....................          27,270        2,002,981
AMB Property Corp. .......................................         108,260        4,701,732
Arden Realty, Inc. .......................................          85,990        3,093,920
Bedford Property Investors, Inc. .........................          19,880          457,638
Boston Properties, Inc. ..................................         132,660        9,286,200
Brandywine Realty Trust ..................................          72,060        2,208,639
CarrAmerica Realty Corp. .................................          71,100        2,572,398
Catellus Development Corp. ...............................         133,790        4,388,312
CenterPoint Properties Corp. .............................          63,420        2,682,666
Corporate Office Properties Trust ........................          40,090        1,180,650
CRT Properties, Inc. .....................................          40,980        1,118,754
Duke Realty Corp. ........................................         184,770        5,849,818
EastGroup Properties, Inc. ...............................          28,310        1,192,134
Equity Office Properties Trust ...........................         524,895       17,374,024
First Industrial Realty Trust, Inc. ......................          55,330        2,207,667
Glenborough Realty Trust, Inc. ...........................          46,440          956,200
Highwoods Properties, Inc. ...............................          69,180        2,058,797
HRPT Properties, Inc. ....................................         257,350        3,198,860
Kilroy Realty Corp. ......................................          37,210        1,767,103
Liberty Property Trust ...................................         112,100        4,967,151
Mack-Cali Realty Corp. ...................................          72,940        3,304,182
Parkway Properties, Inc. .................................          18,120          906,181
Prentiss Properties Trust ................................          58,200        2,120,808
ProLogis Trust ...........................................         240,410        9,674,098
PS Business Parks, Inc. ..................................          24,810        1,102,804
Reckson Associates Realty Corp. ..........................         105,130        3,527,112
SL Green Realty Corp. ....................................          53,830        3,472,035
                                                                              -------------
                                                                                 97,372,864
                                                                              -------------
MORTGAGE -- 1.0%
Thornburg Mortgage, Inc. .................................         122,990        3,582,699
                                                                              -------------

RETAIL CENTERS -- 27.8%
Acadia Realty Trust ......................................          40,430          754,019
CBL & Associates Properties, Inc. ........................          76,050        3,275,473
Commercial Net Lease Realty ..............................          67,230        1,376,198
Developers Diversified Realty Corp. ......................         139,832        6,426,679
Federal Realty Investment Trust ..........................          67,620        3,989,580
General Growth Properties, Inc. ..........................         306,330       12,587,100
Glimcher Realty Trust ....................................          46,100        1,279,275
Heritage Property Investment Trust .......................          60,830        2,130,267
Inland Real Estate Corp. .................................          86,583        1,392,255
Kimco Realty Corp. .......................................         136,905        8,065,073



12

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
===========================================================================================
COMMON STOCKS -- 99.4% (CONTINUED)                               SHARES           VALUE
-------------------------------------------------------------------------------------------
RETAIL CENTERS -- 27.8% (CONTINUED)
Macerich Co. (The) .......................................          76,800    $   5,149,440
Mills Corp. ..............................................          72,240        4,391,470
New Plan Excel Realty Trust ..............................         132,890        3,610,621
Pan Pacific Retail Properties, Inc. ......................          52,320        3,473,002
Ramco-Gershenson Properties Trust ........................          19,950          584,136
Realty Income Corp. ......................................         102,500        2,566,600
Regency Centers Corp. ....................................          81,300        4,650,360
Saul Centers, Inc. .......................................          18,250          663,387
Simon Property Group, Inc. ...............................         282,920       20,508,871
Tanger Factory Outlet Centers, Inc. ......................          35,560          957,631
Taubman Centers, Inc. ....................................          65,290        2,225,736
Urstadt Biddle Properties - Class A ......................          31,314          542,358
Weingarten Realty Investors ..............................         109,085        4,278,314
                                                                              -------------
                                                                                 94,877,845
                                                                              -------------
SELF STORAGE -- 3.9%
Public Storage, Inc. .....................................         149,484        9,454,863
Shurgard Storage Centers, Inc. - Class A .................          60,080        2,761,277
Sovran Self Storage, Inc. ................................          20,810          946,023
                                                                              -------------
                                                                                 13,162,163
                                                                              -------------
SPECIALTY -- 4.6%
Capital Automotive REIT ..................................          54,720        2,088,662
Entertainment Properties Trust ...........................          32,960        1,516,160
Plum Creek Timber Co., Inc. ..............................         236,910        8,599,833
Rayonier, Inc. ...........................................          64,730        3,432,632
                                                                              -------------
                                                                                 15,637,287
                                                                              -------------

TOTAL COMMON STOCKS (Cost $253,104,607) ..................                    $ 339,441,127
                                                                              -------------

===========================================================================================
CASH EQUIVALENTS -- 0.5%                                         SHARES           VALUE
-------------------------------------------------------------------------------------------
First American Treasury Obligation Fund - Class A
Cost ($1,503,718) ........................................       1,503,718    $   1,503,718
                                                                              -------------

TOTAL INVESTMENT SECURITIES -- 99.9% (Cost $254,608,325) .                    $ 340,944,845

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ............                          493,717
                                                                              -------------

NET ASSETS -- 100.0% .....................................                    $ 341,438,562
                                                                              =============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Prior to May 1, 2005, a fifth class, Class R, was also offered. Class R shares were sold without any sales loads and an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class R shares. Class R ceased operations on April 30, 2005.

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares, is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The tax character of distributions paid during the periods ended June 30, 2005 and December 31, 2004 are as follows:

-------------------------------------------------------------------------------------------
                                                                  RETURN OF
                      PERIOD       ORDINARY       LONG-TERM        CAPITAL        TOTAL
                      ENDED         INCOME      CAPITAL GAINS    (NONTAXABLE) DISTRIBUTIONS
-------------------------------------------------------------------------------------------
       Class A       06/30/05    $ 3,778,806    $         --    $        --   $  3,778,806
                     12/31/04    $ 5,853,002    $ 15,677,918    $ 1,251,611   $ 22,782,531
-------------------------------------------------------------------------------------------
       Class B       06/30/05    $   762,560    $         --    $        --   $    762,560
                     12/31/04    $ 1,039,641    $  3,751,534    $   270,394   $  5,061,569
-------------------------------------------------------------------------------------------
       Class C       06/30/05    $ 1,014,734    $         --    $        --   $  1,014,734
                     12/31/04    $ 1,378,578    $  5,007,584    $   351,976   $  6,738,138
-------------------------------------------------------------------------------------------
       Class R       06/30/05    $       680    $         --    $        --   $        680
                     12/31/04    $     1,014    $      4,344    $       156   $      5,514
-------------------------------------------------------------------------------------------
       Class I       06/30/05    $    11,775    $         --    $       --    $     11,775
                     12/31/04    $     9,948    $     42,977    $      674    $     53,599
-------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2005:

         Federal income tax cost .....................     $ 256,866,884
                                                           =============
         Gross unrealized appreciation ...............     $  85,867,065
         Gross unrealized depreciation ...............        (1,789,104)
                                                           -------------
         Net unrealized appreciation .................        84,077,961
                                                           -------------
         Undistributed ordinary income ...............           149,298
         Undistributed lont-term capital gains .......         8,875,982
                                                           -------------
         Distributable earnings ......................     $  93,103,241
                                                           =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax defferal of losses on wash sales.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2. INVESTMENT  TRANSACTIONS

During the six months ended June 30, 2005, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $23,143,754 and $28,236,045, respectively.

3. TRANSACTIONS  WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser waived $219,236 of its investment advisory fees and reimbursed the Fund for $121,000 of Class A expenses, $13,572 of Class R expenses and $10,000 of Class I expenses during the six months ended June 30, 2005. The Adviser has contractually agreed, until at least May 1, 2006, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class A, Class B and Class C shares at or below 0.99%, 1.74% and 1.74%, respectively. The Adviser has contractually agreed until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain total operating expenses of Class I shares at or below 0.74%.

SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Investments (the Sub-Adviser), has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee. Accordingly, Ultimus received $169,497 for administration fees for the six months ended June 30, 2005. As of June 30, 2005, the Fund owes Ultimus $29,400 for administration fees. Certain officers of the Trust are also officers of Ultimus.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. Accordingly, Ultimus received $188,140 for transfer agent fees for the six months ended June 30, 2005. In addition, the Fund pays Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies. As of June 30, 2005, the Fund owes Ultimus $31,100 for transfer agent fees.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $4,000 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. Accordingly, Ultimus received $46,723 for accounting services fees for the six months ended June 30, 2005. In

WELLS S&P REIT  INDEX FUND
NOTES TO  FINANCIAL STATEMENTS  (CONTINUED)
================================================================================
addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities. As of June 30, 2005, the Fund owes Ultimus $6,800 for accounting services fees.

UNDERWRITING  AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the six months ended June 30, 2005, the Underwriter earned $74,829 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $85,734 and $13,246 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION  AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the
Sub-Distributor to assist in the distribution of shares of the Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS  OF  DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of the Fund, other than I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. During the period ended June 30, 2005, the Fund's Class A, Class B, and Class C shares paid distribution expenses of $247,298, $213,624, and $284,504, respectively. There ware no distribution expenses incurred pursuant to the Class R Plan. There is no plan of distribution for Class I shares.

4. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. BANK LINE OF CREDIT

The Fund has an unsecured $10,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate at the time of borrowing. During the six months ended June 30, 2005, the Fund incurred $7,776 of interest expense related to borrowings. Average debt outstanding for the six months ended June 30, 2005 was $291,381. As of June 30, 2005, the Fund had no outstanding borrowings.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

---------------------------------------------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                 JUNE, 30       DECEMBER 31,
                                                                   2005             2004
---------------------------------------------------------------------------------------------
CLASS A
Shares sold ..............................................       2,270,264       10,767,486
Shares issued in reinvestment of distributions to
  shareholders ...........................................         252,877        1,604,405
Shares redeemed ..........................................      (3,117,981)     (11,104,355)
                                                                ----------      -----------
Net increase (decrease) in shares outstanding ............        (594,840)       1,267,536
Shares outstanding, beginning of period ..................      17,797,772       16,530,236
                                                                ----------      -----------
Shares outstanding, end of period ........................      17,202,932       17,797,772
                                                                ==========      ===========

CLASS B
Shares sold ..............................................         346,897        1,283,040
Shares issued in reinvestment of distributions to
  shareholders ...........................................          50,413          342,984
Shares redeemed ..........................................        (320,189)        (425,371)
                                                                ----------      -----------
Net increase in shares outstanding .......................          77,121        1,200,653
Shares outstanding, beginning of period ..................       4,245,889        3,045,236
                                                                ----------      -----------
Shares outstanding, end of period ........................       4,323,010        4,245,889
                                                                ==========      ===========

CLASS C
Shares sold ..............................................         747,935        2,338,387
Shares issued in reinvestment of distributions to
  shareholders ...........................................          66,618          467,519
Shares redeemed ..........................................        (707,432)        (840,284)
                                                                ----------      -----------
Net increase in shares outstanding .......................         107,121        1,965,622
Shares outstanding, beginning of period ..................       5,693,097        3,727,475
                                                                ----------      -----------
Shares outstanding, end of period ........................       5,800,218        5,693,097
                                                                ==========      ===========

CLASS R
Shares sold ..............................................           2,606            4,528
Shares issued in reinvestment of distributions to
  shareholders ...........................................              62              468
Shares redeemed ..........................................          (7,664)            --
                                                                ----------      -----------
Net increase (decrease) in shares outstanding ............          (4,996)           4,996
Shares outstanding, beginning of period ..................           4,996             --
                                                                ----------      -----------
Shares outstanding, end of period ........................            --              4,996
                                                                ==========      ===========

CLASS I
Shares sold ..............................................          20,284           40,048
Shares issued in reinvestment of distributions to
  shareholders ...........................................             948            4,254
Shares redeemed ..........................................         (16,843)          (1,041)
                                                                ----------      -----------
Net increase in shares outstanding .......................           4,389           43,261
Shares outstanding, beginning of period ..................          50,000            6,739
                                                                ----------      -----------
Shares outstanding, end of period ........................          54,389           50,000
                                                                ==========      ===========
---------------------------------------------------------------------------------------------

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each class of the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

WELLS S&P REIT INDEX FUND - CLASS A
--------------------------------------------------------------------------------
                                           BEGINNING      ENDING
                                            ACCOUNT       ACCOUNT      EXPENSES
                                             VALUE         VALUE     PAID DURING
                                         JAN. 1, 2005  JUNE 30, 2005    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ............  $ 1,000.00    $ 1,056.30   $     5.05
Based on Hypothetical 5% Return
   (before expenses) ...................  $ 1,000.00    $ 1,019.89   $     4.96
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class A annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES  (UNAUDITED)  (CONTINUED)
================================================================================
WELLS S&P REIT INDEX FUND - CLASS B
--------------------------------------------------------------------------------
                                           BEGINNING      ENDING
                                            ACCOUNT       ACCOUNT      EXPENSES
                                             VALUE         VALUE     PAID DURING
                                         JAN. 1, 2005  JUNE 30, 2005    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ............  $ 1,000.00    $ 1,052.50   $     8.85
Based on Hypothetical 5% Return
  (before expenses) ....................  $ 1,000.00    $ 1,016.17   $     8.70
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class B annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND - CLASS C
--------------------------------------------------------------------------------
                                           BEGINNING      ENDING
                                            ACCOUNT       ACCOUNT      EXPENSES
                                             VALUE         VALUE     PAID DURING
                                         JAN. 1, 2005  JUNE 30, 2005    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ............  $ 1,000.00    $ 1,052.80   $     8.86
Based on Hypothetical 5% Return
  (before expenses) ....................  $ 1,000.00    $ 1,016.17   $     8.70
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class C annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND - CLASS I
--------------------------------------------------------------------------------
                                           BEGINNING      ENDING
                                            ACCOUNT       ACCOUNT      EXPENSES
                                             VALUE         VALUE     PAID DURING
                                         JAN. 1, 2005  JUNE 30, 2005    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ............  $ 1,000.00    $ 1,057.70   $     3.78
Based on Hypothetical 5% Return
  (before expenses) ....................  $ 1,000.00    $ 1,021.12   $     3.71
--------------------------------------------------------------------------------
o Expenses are equal to the Wells S&P Reit Index Fund - Class I annualized expense ratio of 0.74% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND
OTHER INFORMATION (UNAUDITED)
================================================================================
The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you are able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

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









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

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan
Richard W. Carpenter
Bud Carter
William H. Keogler, Jr.
Donald S. Moss
Walter W. Sessoms
Neil H. Strickland
W. Wayne Woody

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER
Rydex Investments
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

INDEPENDENT  REGISTERED
PUBLIC  ACCOUNTING  FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581







================================================================================



                                     WELLS

                                      S&P

                                REIT INDEX FUND


================================================================================



                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2005

                                  (UNAUDITED)




                               [GRAPHIC OMITTED]
                                     WELLS
                               REAL ESTATE FUNDS







================================================================================


================================================================================

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Leo F. Wells III
                           -------------------------------------------

                           Leo F. Wells III, President

Date         August 23, 2005
      --------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Leo F. Wells III
                           -------------------------------------------

                           Leo F. Wells III, President

Date         August 23, 2005
      --------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer


Date         August 23, 2005
      --------------------------------




* Print the name and title of each signing officer under his or her signature.